ORGANIZATION AND OPERATIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE A - ORGANIZATION AND OPERATIONS

Organization

Enviro Voraxial Technology, Inc. (the “Company”) was incorporated in Idaho on October 19, 1964, under the name Idaho Silver, Inc. In May of 1996, the company entered into an agreement and plan of reorganization with Florida Precision Aerospace, Inc., a privately held Florida corporation (“FPA”), and its shareholders. FPA was incorporated on February 26, 1993.

The Company is a provider of environmental and industrial separation technology. The Company has developed and now manufactures and sells its patented technology, the Voraxial(R) Separator, a technology that efficiently separates liquid/liquid, liquid/solid or liquid/liquid/solid fluid streams with distinct specific gravities. Current and potential commercial applications and markets include oil exploration and production, oil refineries, mining, manufacturing, waste-to-energy and food processing industry.

FPA is the wholly-owned subsidiary of the Company and is used to manufacture, assemble and test the Voraxial Separator.